COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2013
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]	Aggregate minimumrental commitments, under non-cancelable leases, as of June 30, 2013, are as follows:
Period ended June 30,
2014	34
2015	1
Total	$35